ACQUISITIONS AND DISPOSITIONS - Schedule of Total Consideration and Net Identifiable Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Net identifiable assets (liabilities) acquired
Goodwill	$ 283,484	$ 208,173	$ 279,697
Keystone
Total consideration:
Shares issued	2,850
Cash	12
Payments of acquisition-related transaction costs on behalf of the acquiree	2,930
Payments	462
Contingent consideration	2,280
Total consideration	8,534
Net identifiable assets (liabilities) acquired
Cash	174
Inventory	250
Property and equipment	2,789
Other current assets	22
Customer relationships	300
Licenses	2,300
Total identifiable assets acquired	5,835
Accounts payable	(642)
Short-term liabilities	(446)
Total identifiable liabilities assumed	(1,088)
Net identifiable assets acquired	4,747
Goodwill	3,787
Total consideration	$ 8,534